Condensed Consolidated Statements of Changes in Stockholders’ Deficit - USD ($)	Preferred Stock Series A	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Total
Balance at Sep. 30, 2022		$ 1,007	$ 25,172,170	$ (14,340,816)	$ 58,219	$ 10,890,580
Balance (in Shares) at Sep. 30, 2022		10,074,657
Retroactive application of reverse stock split		$ (881)	881
Retroactive application of reverse stock split (in Shares)		(8,815,324)
Adjusted balance, beginning of period		$ 126	25,173,051	(14,340,816)	58,219	10,890,580
Adjusted balance, beginning of period (in Shares)		1,259,333
Stock-based compensation			370,878			370,878
Net income (loss)				(17,428,428)		(17,428,428)
Foreign currency translation adjustment					(26,260)	(26,260)
Balance at Sep. 30, 2023		$ 126	25,543,929	(31,769,244)	31,959	(6,193,230)	[1]
Balance (in Shares) at Sep. 30, 2023		1,259,333
Net income (loss)						(8,928,095)
Balance at Dec. 31, 2023		$ 174	30,781,934	(40,697,339)	(31,354)	(9,946,585)
Balance (in Shares) at Dec. 31, 2023		1,737,464
Balance at Sep. 30, 2023		$ 126	25,543,929	(31,769,244)	31,959	(6,193,230)	[1]
Balance (in Shares) at Sep. 30, 2023		1,259,333
Issuance of stock purchase warrants			517,702			517,702
Issuance of common stock to settle loans payable – related parties		$ 1	270,562			270,563
Issuance of common stock to settle loans payable – related parties (in Shares)		8,767
Issuance of common stock to settle due to affiliates		$ 9	2,727,051			2,727,060
Issuance of common stock to settle due to affiliates (in Shares)		94,710
Issuance of common stock in connection with reverse recapitalization		$ 32	150,129			150,161
Issuance of common stock in connection with reverse recapitalization (in Shares)		321,495
Issuance of common stock to settle accrued expenses and other current liabilities		$ 35	1,880,152			1,880,187
Issuance of common stock to settle accrued expenses and other current liabilities (in Shares)		361,532
Stock-based compensation			229,605			229,605
Issuance of Old Nukk common stock in exchange for a receivable from Brilliant		$ 5	1,802,210			1,802,215
Issuance of Old Nukk common stock in exchange for a receivable from Brilliant (in Shares)		47,533
Issuance of Old Nukk common stock to settle accrued expenses and other current liabilities		$ 1	213,385			213,386
Issuance of Old Nukk common stock to settle accrued expenses and other current liabilities (in Shares)		5,629
Net income (loss)				(8,518,520)		(8,518,520)
Foreign currency translation adjustment					(176,842)	(176,842)
Balance at Sep. 30, 2024		$ 209	33,334,725	(40,287,764)	(144,883)	(7,097,713)	[1]
Balance (in Shares) at Sep. 30, 2024		2,098,999
Balance at Dec. 31, 2023		$ 174	30,781,934	(40,697,339)	(31,354)	(9,946,585)
Balance (in Shares) at Dec. 31, 2023		1,737,464
Stock-based compensation			74,668			74,668
Issuance of common stock as compensation for services		$ 3	749,997			750,000
Issuance of common stock as compensation for services (in Shares)		25,338
Net income (loss)				(2,429,417)		(2,429,417)
Foreign currency translation adjustment					26,582	26,582
Balance at Mar. 31, 2024		$ 177	31,606,599	(43,126,756)	(4,772)	(11,524,752)
Balance (in Shares) at Mar. 31, 2024		1,762,802
Balance at Dec. 31, 2023		$ 174	30,781,934	(40,697,339)	(31,354)	(9,946,585)
Balance (in Shares) at Dec. 31, 2023		1,737,464
Net income (loss)						409,575
Balance at Sep. 30, 2024		$ 209	33,334,725	(40,287,764)	(144,883)	(7,097,713)	[1]
Balance (in Shares) at Sep. 30, 2024		2,098,999
Balance at Mar. 31, 2024		$ 177	31,606,599	(43,126,756)	(4,772)	(11,524,752)
Balance (in Shares) at Mar. 31, 2024		1,762,802
Allocated value of warrants related to issuance of convertible debt			300,000			300,000
Allocated value of warrants related to debt issuance			40,804			40,804
Issuance of common stock to settle debt		$ 9	500,991			501,000
Issuance of common stock to settle debt (in Shares)		87,500
Stock-based compensation			74,667			74,667
Net income (loss)				(1,616,241)		(1,616,241)
Foreign currency translation adjustment					(5,608)	(5,608)
Balance at Jun. 30, 2024		$ 186	32,523,061	(44,742,997)	(10,380)	(12,230,130)
Balance (in Shares) at Jun. 30, 2024		1,850,302
Issuance of stock purchase warrants			176,898			176,898
Issuance of common stock to settle accrued expenses and other current liabilities		$ 23	629,164			629,187
Issuance of common stock to settle accrued expenses and other current liabilities (in Shares)		248,697
Stock-based compensation			5,602			5,602
Net income (loss)				4,455,233		4,455,233
Foreign currency translation adjustment					(134,503)	(134,503)
Balance at Sep. 30, 2024		$ 209	33,334,725	(40,287,764)	(144,883)	(7,097,713)	[1]
Balance (in Shares) at Sep. 30, 2024		2,098,999
Issuance of common stock to settle accrued expenses and other current liabilities		$ 35	759,958			759,993
Issuance of common stock to settle accrued expenses and other current liabilities (in Shares)		354,660
Issuance of common stock, net of issuance of costs		$ 25	477,770			477,795
Issuance of common stock, net of issuance of costs (in Shares)		249,263
Issuance of common stock to settle convertible notes payable		$ 32	771,053			771,085
Issuance of common stock to settle convertible notes payable (in Shares)		319,952
Issuance of common stock in connection with private placement and embedded derivative, net of issuance costs		$ 23				23
Issuance of common stock in connection with private placement and embedded derivative, net of issuance costs (in Shares)		230,000
Reclassification of stock purchase warrants from equity-classified to liability-classified			(237,509)			(237,509)
Rounding of post-split shares outstanding per transfer agent		$ 1				1
Rounding of post-split shares outstanding per transfer agent (in Shares)		57
Stock-based compensation			5,603			5,603
Issuance of common stock as compensation for services		$ 85	1,363,940			1,364,025
Issuance of common stock as compensation for services (in Shares)		847,500
Issuance of common stock in connection with Exit and Settlement Agreement		$ 14	325,018			325,032
Issuance of common stock in connection with Exit and Settlement Agreement (in Shares)		140,100
Issuance of common stock as compensation to board of directors		$ 69	959,031			959,100
Issuance of common stock as compensation to board of directors (in Shares)		690,000
Net income (loss)				(160,787,979)		(160,787,979)
Foreign currency translation adjustment					110,435	110,435
Balance at Dec. 31, 2024		$ 493	37,759,589	(201,075,743)	(34,448)	(163,350,109)	[1]
Balance (in Shares) at Dec. 31, 2024		4,930,531
Issuance of common stock from exercise of pre-funded warrants		$ 8	3,055,806			3,055,814
Issuance of common stock from exercise of pre-funded warrants (in Shares)		83,332
Stock-based compensation			177,905			177,905
Net income (loss)				102,958,139		102,958,139
Foreign currency translation adjustment					(58,765)	(58,765)
Balance at Mar. 31, 2025		$ 501	40,993,300	(98,117,604)	(93,213)	(57,217,016)
Balance (in Shares) at Mar. 31, 2025		5,013,863
Balance at Dec. 31, 2024		$ 493	37,759,589	(201,075,743)	(34,448)	(163,350,109)	[1]
Balance (in Shares) at Dec. 31, 2024		4,930,531
Net income (loss)						89,611,236
Balance at Sep. 30, 2025		$ 1,110	81,047,703	(111,464,507)	(2,277)	(30,417,971)
Balance (in Shares) at Sep. 30, 2025	200	11,096,264
Balance at Mar. 31, 2025		$ 501	40,993,300	(98,117,604)	(93,213)	(57,217,016)
Balance (in Shares) at Mar. 31, 2025		5,013,863
Issuance of common stock in relation to settlement agreement		$ 1	157,499			157,500
Issuance of common stock in relation to settlement agreement (in Shares)		12,500
Issuance of common stock in relation to conversion of note		$ 26	780,540			780,566
Issuance of common stock in relation to conversion of note (in Shares)		260,300
Issuance of common stock from exercise of options		$ 9	(9)
Issuance of common stock from exercise of options (in Shares)		84,276
Net income (loss)				3,018,589		3,018,589
Foreign currency translation adjustment					(123,213)	(123,213)
Balance at Jun. 30, 2025		$ 537	41,931,330	(95,099,015)	(216,426)	(53,383,574)
Balance (in Shares) at Jun. 30, 2025		5,370,939
Issuance of common stock from exercise of warrants		$ 502	28,882,963			28,883,465
Issuance of common stock from exercise of warrants (in Shares)		5,023,026
Issuance of common stock in relation to conversion of note		$ 24	1,011,500			1,011,524
Issuance of common stock in relation to conversion of note (in Shares)		243,155
Issuance of common stock from exercise of options		$ 1				1
Issuance of common stock from exercise of options (in Shares)		1,434
Issuance of common stock for services performed		$ 31	1,143,869			1,143,900
Issuance of common stock for services performed (in Shares)		310,000
Issuance of common stock in exchange for digital assets		$ 15	999,860			999,875
Issuance of common stock in exchange for digital assets (in Shares)		147,710
Issuance of preferred stock in relation to private placement
Issuance of preferred stock in relation to private placement (in Shares)	200
Issuance of equity-classified warrants			7,080,516			7,080,516
Adjustments in relation to deconsolidation of subsidiary			(2,335)		213,716	211,381
Net income (loss)				(16,365,492)		(16,365,492)
Foreign currency translation adjustment					433	433
Balance at Sep. 30, 2025		$ 1,110	$ 81,047,703	$ (111,464,507)	$ (2,277)	$ (30,417,971)
Balance (in Shares) at Sep. 30, 2025	200	11,096,264

[1]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 4 and the one-for-eight reverse stock split described in Note 10.